Submission	Nov. 26, 2025
Submission [Line Items]
Central Index Key	0001758766
Registrant Name	STEM, INC.
Form Type	S-3
Submission Type	S-3
Fee Exhibit Type	EX-FILING FEES
Combined Prospectus Table N/A	N/A